Annual Total Returns - Treasury Only Portfolio [BarChart] - 03.31 FIMM Funds PRO - Institutional Class-10 - Treasury Only Portfolio	May 28, 2022
Bar Chart Table:
Annual Return, Inception Date	May 14, 2014
Institutional Class
Bar Chart Table:
Annual Return 2015	0.01%
Annual Return 2016	0.21%
Annual Return 2017	0.75%
Annual Return 2018	1.75%
Annual Return 2019	2.09%
Annual Return 2020	0.38%
Annual Return 2021	0.01%